Property, Plant and Equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	€ 638	€ 1,504
Capitalized interest	8	14
Pharmaceuticals
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	380	1,007
Pharmaceuticals | Industrial facilities
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	214	534
Pharmaceuticals | Research sites
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	48	277
Pharmaceuticals | Other
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	118	199
Vaccines
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	241	421
Consumer Healthcare
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	€ 17	€ 73